Note 4 - Loans and Related Allowance for Loan Losses (Details) - Impaired Loans by Class (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance recorded investment	$ 9,284	$ 8,408
Impaired loans with no related allowance unpaid principal balance	9,472	8,441
Impaired loans with related allowance recorded investment	9,681	12,880
Impaired loans with related allowance unpaid principal balance	9,720	12,899
Impaired loans, related allowance	1,807	3,688
Impaired loans recorded investment	18,965	21,288
Impaired loans unpaid principal balance	19,192	21,340
Commercial and Industrial [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance recorded investment	1,357	1,230
Impaired loans with no related allowance unpaid principal balance	1,357	1,229
Impaired loans with related allowance recorded investment	534
Impaired loans with related allowance unpaid principal balance	534
Impaired loans, related allowance	179	1,189
Impaired loans recorded investment	1,891	4,592
Impaired loans unpaid principal balance	1,891	4,596
Real Estate Construction [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance recorded investment	124	308
Impaired loans with no related allowance unpaid principal balance	124	308
Impaired loans with related allowance recorded investment	3,887	3,685
Impaired loans with related allowance unpaid principal balance	3,887	3,685
Impaired loans, related allowance	210	933
Impaired loans recorded investment	4,011	3,993
Impaired loans unpaid principal balance	4,011	3,993
Residential Real Estate Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance recorded investment	2,704	2,716
Impaired loans with no related allowance unpaid principal balance	2,892	2,729
Impaired loans with related allowance recorded investment	3,178	3,045
Impaired loans with related allowance unpaid principal balance	3,217	3,054
Impaired loans, related allowance	855	600
Impaired loans recorded investment	5,882	5,761
Impaired loans unpaid principal balance	6,109	5,783
Commercial Real Estate Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance recorded investment	5,093	4,143
Impaired loans with no related allowance unpaid principal balance	5,093	4,164
Impaired loans with related allowance recorded investment	2,082	2,771
Impaired loans with related allowance unpaid principal balance	2,082	2,776
Impaired loans, related allowance	563	960
Impaired loans recorded investment	7,175	6,914
Impaired loans unpaid principal balance	7,175	6,940
Consumer Installment [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance recorded investment	6	11
Impaired loans with no related allowance unpaid principal balance	6	11
Impaired loans with related allowance recorded investment		17
Impaired loans with related allowance unpaid principal balance		17
Impaired loans, related allowance		6
Impaired loans recorded investment	6	28
Impaired loans unpaid principal balance	6	28
Commercial and Industrial [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with related allowance recorded investment		3,362
Impaired loans with related allowance unpaid principal balance		3,367
Impaired loans, related allowance		$ 1,189